Combined Balance Sheets (Parentheticals) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance	$ 86	$ 82	$ 93